Advances from Customers	6 Months Ended
Dec. 31, 2023
Advance from Customers [Abstract]
ADVANCES FROM CUSTOMERS

NOTE 15 – ADVANCES FROM CUSTOMERS

Advance from customers as of December 31, 2023 and June 30, 2023 consisted of the following:

	December 31, 2023	June 30, 2023
Senior care services	$1,165,184	$1,805,609
Housekeeping services	367,440	317,931
Total	$1,532,624	$2,123,540

E-Home received annual fees from senior care services customers and recognized revenues over the contract period. The amounts advanced from customers from senior care services were $1,165,184 and $1,805,609 as of December 31, 2023 and June 30, 2023, respectively, which will be recognized as senior care services revenue within 12 months. E-Home received advance from housekeeping services customers and recognized revenues when services are provided. The amounts advanced from customers from housekeeping services were $367,440 and $317,931 as of December 31, 2023 and June 30, 2023, respectively, which will be recognized as housekeeping services revenue within 12 months.